Schedule of Investments (unaudited)	iShares® High Yield Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 06/11/24)(a)	$3,837	$3,452,982

Aerospace & Defense — 1.0%
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(a)	1,174	1,259,423
9.75%, 11/15/30 (Call 11/15/26)(a)	3,970	4,337,335
		5,596,758
Agriculture — 0.6%
Vector Group Ltd., 5.75%, 02/01/29 (Call 07/01/24)(a)	4,043	3,709,994

Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	4,077	3,870,307
American Airlines Inc., 7.25%, 02/15/28
(Call 02/15/25)(a)	3,216	3,211,346
Delta Air Lines Inc., 4.38%, 04/19/28
(Call 01/19/28)(b)	1,427	1,372,428
United Airlines Inc., 4.63%, 04/15/29
(Call 10/15/28)(a)	4,526	4,183,388
		12,637,469
Apparel — 0.4%
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	2,945	2,452,656

Auto Manufacturers — 1.7%
Allison Transmission Inc., 5.88%, 06/01/29
(Call 07/01/24)(a)(b)	1,162	1,143,168
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29
(Call 03/15/26)(a)(b)	4,378	4,235,868
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	1,932	1,822,152
5.50%, 07/15/29 (Call 07/15/24)(a)	2,088	1,991,743
5.88%, 01/15/28 (Call 07/01/24)(a)(b)	850	827,487
		10,020,418
Banks — 0.8%
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(c)	120	101,363
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(c)	3,208	2,409,818
5.71%, 01/15/26(a)	2,305	2,282,718
		4,793,899
Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32
(Call 06/15/27)(a)(b)	2,691	2,681,012

Chemicals — 2.0%
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 07/01/24)(a)	2,468	2,359,574
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	771	737,086
Rain Carbon Inc., 12.25%, 09/01/29
(Call 03/01/26)(a)(b)	1,911	2,038,213
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29
(Call 10/30/24)(a)	3,381	3,000,426
Tronox Inc., 4.63%, 03/15/29 (Call 07/01/24)(a)(b)	3,956	3,589,655
		11,724,954
Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 07/01/24)(a)	2,366	2,126,141
Security	Par (000)	Value

Coal (continued)
Warrior Met Coal Inc., 7.88%, 12/01/28
(Call 12/01/24)(a)(b)	$626	$639,301
		2,765,442
Commercial Services — 6.1%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	2,089	1,897,383
4.88%, 07/15/32(a)(b)	3,028	2,732,614
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 07/01/24)(a)	1,187	1,138,321
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	2,673	2,537,410
6.75%, 02/15/27 (Call 07/01/24)(a)	2,231	2,222,846
Deluxe Corp., 8.00%, 06/01/29 (Call 07/01/24)(a)	2,274	2,121,414
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(a)	2,721	2,800,741
10.25%, 04/15/31 (Call 04/15/27)(a)	806	848,244
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/11/24)(a)	498	495,510
Korn Ferry, 4.63%, 12/15/27 (Call 07/01/24)(a)(b)	982	933,180
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 07/01/24)(a)	4,244	3,891,094
Prime Security Services Borrower LLC/Prime
Finance Inc.
5.75%, 04/15/26(a)	2,647	2,628,267
6.25%, 01/15/28 (Call 07/01/24)(a)(b)	2,902	2,849,001
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)	2,780	2,606,185
United Rentals North America Inc., 4.88%, 01/15/28
(Call 06/11/24)	1,637	1,575,877
Upbound Group Inc., 6.38%, 02/15/29
(Call 07/01/24)(a)(b)	1,985	1,914,081
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	2,839	2,461,879
		35,654,047
Computers — 1.1%
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(a)	2,543	2,363,985
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	4,159	4,069,161
		6,433,146
Cosmetics & Personal Care — 0.3%
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(a)	2,116	1,991,793

Diversified Financial Services — 9.6%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 07/01/24)(a)	944	913,531
6.88%, 04/15/30 (Call 04/15/25)(a)(b)	1,549	1,515,744
9.25%, 07/01/31 (Call 07/01/26)(a)	2,265	2,377,310
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	5,698	4,869,654
3.63%, 10/01/31 (Call 10/01/26)(a)	100	79,526
Credit Acceptance Corp., 9.25%, 12/15/28
(Call 12/15/25)(a)	2,537	2,678,379
Enova International Inc., 11.25%, 12/15/28
(Call 12/15/25)(a)	1,656	1,776,063
goeasy Ltd.
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	1,645	1,672,042
9.25%, 12/01/28 (Call 12/01/25)(a)	2,202	2,331,588

Schedule of Investments (unaudited) (continued)	iShares® High Yield Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
LD Holdings Group LLC
6.13%, 04/01/28 (Call 06/11/24)(a)	$1,296	$901,610
6.50%, 11/01/25 (Call 07/01/24)(a)	21	20,216
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	2,597	2,356,807
5.50%, 08/15/28 (Call 07/01/24)(a)	589	562,126
5.75%, 11/15/31 (Call 11/15/26)(a)	2,637	2,437,939
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	445	395,838
5.38%, 11/15/29 (Call 05/15/29)(b)	225	209,253
6.63%, 01/15/28 (Call 07/15/27)(b)	284	282,139
7.13%, 03/15/26	3,826	3,882,162
7.50%, 05/15/31 (Call 05/15/27)	355	355,115
7.88%, 03/15/30 (Call 12/15/26)	454	462,522
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 07/01/24)(a)	1,075	963,316
5.38%, 10/15/25 (Call 07/01/24)(a)	1,556	1,542,352
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	2,321	2,134,463
7.13%, 11/15/30 (Call 11/15/26)(a)	865	853,827
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 07/01/24)(a)(b)	484	432,850
3.88%, 03/01/31 (Call 03/01/26)(a)	4,780	4,131,675
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	1,319	1,095,103
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	2,188	2,027,526
4.20%, 10/29/25 (Call 09/29/25)(b)	2,091	2,036,043
StoneX Group Inc., 7.88%, 03/01/31 (Call 03/01/27)(a)	2,363	2,418,271
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	3,414	3,425,138
United Wholesale Mortgage LLC
5.50%, 04/15/29 (Call 06/11/24)(a)	3,216	3,019,824
5.75%, 06/15/27 (Call 07/01/24)(a)	2,142	2,072,050
		56,232,002
Electric — 2.2%
Mercury Chile Holdco LLC, 6.50%, 01/24/27
(Call 07/01/24)(a)(b)	846	827,533
NRG Energy Inc.
3.88%, 02/15/32 (Call 02/15/27)(a)	2,349	2,010,480
5.75%, 01/15/28 (Call 06/17/24)(b)	1,658	1,626,299
PG&E Corp.
5.00%, 07/01/28 (Call 06/11/24)(b)	4,086	3,916,913
5.25%, 07/01/30 (Call 07/01/25)	990	943,040
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 06/11/24)(a)	2,207	2,170,707
5.63%, 02/15/27 (Call 06/11/24)(a)	1,288	1,267,341
		12,762,313
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 07/01/24)(a)(b)	2,457	2,184,134
4.75%, 06/15/28 (Call 07/01/24)(a)(b)	2,716	2,505,529
		4,689,663
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	3,231	3,145,764
Tutor Perini Corp., 11.88%, 04/30/29
(Call 04/30/26)(a)(b)	1,699	1,814,026
		4,959,790
Entertainment — 1.6%
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 07/01/24)(a)(b)	864	793,847
6.50%, 05/15/27 (Call 07/01/24)(a)	3,150	3,166,421
Security	Par (000)	Value

Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)	$5,265	$4,729,444
8.45%, 07/27/30 (Call 05/27/30)(a)	386	408,964
		9,098,676
Environmental Control — 0.7%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	2,953	2,683,739
5.13%, 12/15/26 (Call 07/02/24)(a)	1,293	1,268,472
		3,952,211
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (Call 02/20/27)	2,322	2,213,777
5.88%, 08/20/26 (Call 05/20/26)	1,036	1,001,737
9.38%, 06/01/28 (Call 06/01/25)(a)(b)	2,049	2,100,487
		5,316,001
Health Care - Products — 1.4%
Bausch & Lomb Corp., 8.38%, 10/01/28
(Call 10/01/25)(a)(b)	4,151	4,223,643
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	2,806	2,320,562
Neogen Food Safety Corp., 8.63%, 07/20/30
(Call 07/20/27)(a)(b)	1,278	1,365,429
		7,909,634
Health Care - Services — 1.4%
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	1,748	1,466,926
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	4,597	4,118,371
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(a)(b)	2,413	2,411,786
		7,997,083
Holding Companies - Diversified — 1.8%
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29 (Call 07/01/24)(a)(b)	4,560	4,271,709
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	1,296	1,080,087
5.25%, 05/15/27 (Call 11/15/26)	1,290	1,183,519
9.00%, 06/15/30 (Call 12/15/29)(a)	1,201	1,185,196
9.75%, 01/15/29 (Call 10/15/28)(a)	2,785	2,857,167
		10,577,678
Home Builders — 1.1%
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	2,465	2,170,069
6.25%, 09/15/27 (Call 07/02/24)(a)	2,707	2,642,372
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	1,647	1,710,059
		6,522,500
Home Furnishings — 0.3%
Tempur Sealy International Inc., 3.88%, 10/15/31
(Call 10/15/26)(a)	2,410	2,024,577

Internet — 0.7%
Cogent Communications Group Inc., 7.00%, 06/15/27
(Call 07/01/24)(a)	1,914	1,905,032
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 06/11/24)(a)(b)	2,347	2,113,543
		4,018,575
Iron & Steel — 1.8%
Algoma Steel Inc., 9.13%, 04/15/29 (Call 04/15/26)(a)	1,470	1,440,600
Cleveland-Cliffs Inc., 5.88%, 06/01/27
(Call 07/01/24)(b)	1,985	1,966,539

Schedule of Investments (unaudited) (continued)	iShares® High Yield Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	$507	$515,761
8.13%, 05/01/27 (Call 07/05/24)(a)(b)	2,676	2,703,576
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	2,533	2,622,628
U.S. Steel Corp., 6.88%, 03/01/29 (Call 07/01/24)(b)	1,162	1,162,006
		10,411,110
Leisure Time — 2.9%
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	4,281	4,184,038
10.50%, 06/01/30 (Call 06/01/25)(a)	523	568,492
NCL Corp. Ltd.
5.88%, 02/15/27 (Call 06/11/24)(a)(b)	4,119	4,059,801
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	544	559,020
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(a)(b)	1,225	1,199,289
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	2,209	2,129,403
5.50%, 08/31/26 (Call 02/28/26)(a)	4,567	4,499,739
		17,199,782
Lodging — 1.9%
Genting New York LLC/GENNY Capital Inc., 3.30%,
02/15/26 (Call 01/15/26)(a)	2,212	2,106,611
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	2,396	2,102,590
5.00%, 06/01/29 (Call 07/01/24)(a)(b)	1,756	1,621,711
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	3,071	2,796,598
6.63%, 07/31/26 (Call 04/30/26)(a)	2,346	2,355,592
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27 (Call 02/15/27)(a)	449	437,034
		11,420,136
Machinery — 0.6%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	3,637	3,371,227

Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28
(Call 10/15/24)(a)(b)	3,108	2,990,655

Media — 8.3%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	3,967	2,959,972
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	1,320	1,063,967
4.25%, 01/15/34 (Call 01/15/28)(a)	5,033	3,750,036
4.50%, 05/01/32 (Call 05/01/26)	5,125	4,065,603
4.50%, 06/01/33 (Call 06/01/27)(a)	3,874	2,989,509
4.75%, 02/01/32 (Call 02/01/27)(a)	4,081	3,286,147
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(a)	2,294	2,210,187
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 07/01/24)(a)	4,442	4,171,093
GCI LLC, 4.75%, 10/15/28 (Call 06/17/24)(a)(b)	2,987	2,711,837
Nexstar Media Inc.
4.75%, 11/01/28 (Call 06/11/24)(a)(b)	4,842	4,270,697
5.63%, 07/15/27 (Call 06/11/24)(a)	1,256	1,185,517
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	2,009	1,604,265
4.13%, 07/01/30 (Call 07/01/25)(a)	2,958	2,479,246
5.50%, 07/01/29 (Call 07/01/24)(a)	3,948	3,666,765
TEGNA Inc.
4.63%, 03/15/28 (Call 07/01/24)(b)	4,532	4,104,906
Security	Par (000)	Value

Media (continued)
5.00%, 09/15/29 (Call 09/15/24)	$1,811	$1,591,486
Townsquare Media Inc., 6.88%, 02/01/26
(Call 07/01/24)(a)(b)	2,420	2,365,295
		48,476,528
Mining — 3.8%
Eldorado Gold Corp., 6.25%, 09/01/29
(Call 09/01/24)(a)(b)	2,426	2,310,776
Endeavour Mining PLC, 5.00%, 10/14/26
(Call 07/01/24)(a)(b)	2,203	2,077,645
First Quantum Minerals Ltd.
8.63%, 06/01/31 (Call 06/01/26)(a)	3,420	3,403,495
9.38%, 03/01/29 (Call 03/01/26)(a)(b)	3,565	3,720,009
Hecla Mining Co., 7.25%, 02/15/28 (Call 06/17/24)	1,817	1,829,808
IAMGOLD Corp., 5.75%, 10/15/28 (Call 07/02/24)(a)(b)	2,412	2,263,606
Stillwater Mining Co.
4.00%, 11/16/26 (Call 07/01/24)(a)	2,621	2,384,560
4.50%, 11/16/29 (Call 11/16/25)(a)	2,809	2,274,717
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(a)	2,142	2,195,741
		22,460,357
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,990	1,879,979

Oil & Gas — 10.6%
Baytex Energy Corp., 8.50%, 04/30/30
(Call 04/30/26)(a)(b)	3,231	3,369,359
Chord Energy Corp., 6.38%, 06/01/26
(Call 07/01/24)(a)	1,068	1,066,288
Civitas Resources Inc.
5.00%, 10/15/26 (Call 07/01/24)(a)	1,071	1,042,687
8.38%, 07/01/28 (Call 07/01/25)(a)	947	993,864
8.75%, 07/01/31 (Call 07/01/26)(a)	3,974	4,242,698
CNX Resources Corp.
6.00%, 01/15/29 (Call 07/01/24)(a)	1,711	1,669,552
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	1,947	1,981,450
Comstock Resources Inc., 6.75%, 03/01/29
(Call 06/17/24)(a)	5,705	5,494,568
CVR Energy Inc., 8.50%, 01/15/29 (Call 01/15/26)(a)	2,544	2,554,877
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/01/30 (Call 10/01/26)(a)(b)	2,199	2,308,739
Energean PLC, 6.50%, 04/30/27 (Call 07/01/24)(a)(b)	2,039	1,921,758
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 06/11/24)(a)	995	1,008,640
Harbour Energy PLC, 5.50%, 10/15/26
(Call 07/01/24)(a)	1,920	1,879,233
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/01/24)(a)	2,379	2,413,648
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 06/11/24)(a)(b)	2,556	2,507,063
7.50%, 03/01/28 (Call 07/01/24)(a)(b)	2,094	1,993,432
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26
(Call 06/11/24)(a)	715	703,121
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 07/01/24)(a)	3,070	3,121,285
8.75%, 06/15/31 (Call 06/15/26)(a)	1,659	1,738,202
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 07/01/24)	1,911	1,867,323
7.88%, 09/15/30 (Call 09/15/26)(a)(b)	1,981	2,034,940
Permian Resources Operating LLC, 8.00%, 04/15/27
(Call 07/01/24)(a)	2,314	2,374,656

Schedule of Investments (unaudited) (continued)	iShares® High Yield Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance
Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	$2,432	$2,523,258
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 07/01/24)(a)	2,258	2,230,956
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)(b)	2,660	2,790,545
9.38%, 02/01/31 (Call 02/01/27)(a)	2,067	2,187,598
Tullow Oil PLC, 10.25%, 05/15/26 (Call 07/01/24)(a)	4,420	4,264,100
		62,283,840
Oil & Gas Services — 1.6%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 07/01/24)(a)	834	824,306
6.88%, 04/01/27 (Call 07/01/24)(a)(b)	1,817	1,824,156
Bristow Group Inc., 6.88%, 03/01/28 (Call 07/01/24)(a)	1,102	1,077,843
USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 09/01/27 (Call 07/01/24)	1,712	1,712,094
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)(b)	3,836	3,966,260
		9,404,659
Packaging & Containers — 1.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29
(Call 07/05/24)(a)	1,609	1,328,355
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 07/01/24)(a)	2,517	2,372,518
Klabin Austria GmbH, 7.00%, 04/03/49
(Call 10/03/48)(a)	2,940	2,959,119
		6,659,992
Pharmaceuticals — 3.8%
Bausch Health Americas Inc., 8.50%, 01/31/27
(Call 07/02/24)(a)	4,301	3,115,687
Bausch Health Companies Inc.
5.75%, 08/15/27 (Call 06/17/24)(a)	1,828	1,444,120
6.13%, 02/01/27 (Call 07/02/24)(a)	6,574	5,458,852
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(b)	2,918	2,941,983
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	3,665	3,188,653
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	4,109	3,631,153
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.75%, 05/15/34 (Call 05/15/29)(a)	105	104,623
7.88%, 05/15/34 (Call 05/15/29)(a)(b)	2,065	2,098,625
		21,983,696
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 03/01/27 (Call 06/17/24)(a)	2,126	2,101,801
Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	3,500	3,578,874
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	1,489	1,489,811
Global Partners LP/GLP Finance Corp., 8.25%,
01/15/32 (Call 01/15/27)(a)	1,861	1,914,656
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 07/01/24)(a)(b)	4,352	4,096,302
6.75%, 09/15/25 (Call 06/21/24)(a)	530	523,730
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	1,612	1,547,295
NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.38%, 02/15/32 (Call 02/15/27)(a)	3,241	3,300,794
		18,553,263
Security	Par (000)	Value

Real Estate — 1.3%
Cushman & Wakefield U.S. Borrower LLC, 6.75%,
05/15/28 (Call 07/01/24)(a)(b)	$2,783	$2,767,366
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 06/17/24)(a)	3,124	2,775,548
4.38%, 02/01/31 (Call 02/01/26)(a)	2,734	2,332,055
		7,874,969
Real Estate Investment Trusts — 4.5%
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 07/01/24)(a)	2,494	2,083,977
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 07/01/24)(a)	3,412	3,163,842
5.75%, 05/15/26 (Call 06/11/24)(a)(b)	2,017	1,979,875
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	681	606,077
5.25%, 03/15/28 (Call 06/11/24)(a)	310	298,434
5.63%, 07/15/32 (Call 07/15/26)(a)	785	732,549
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 07/01/24)(a)(b)	249	231,554
5.88%, 10/01/28 (Call 07/01/24)(a)	2,530	2,479,400
Rithm Capital Corp., 8.00%, 04/01/29
(Call 04/01/26)(a)	3,431	3,338,926
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	2,013	1,901,548
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	2,399	2,098,373
Service Properties Trust, 4.75%, 10/01/26
(Call 08/01/26)	1,020	953,694
Starwood Property Trust Inc., 4.38%, 01/15/27
(Call 07/15/26)(a)(b)	1,432	1,341,835
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
6.50%, 02/15/29 (Call 06/11/24)(a)	1,689	1,172,248
10.50%, 02/15/28 (Call 09/15/25)(a)	1,552	1,552,251
XHR LP, 4.88%, 06/01/29 (Call 07/01/24)(a)	2,340	2,155,850
		26,090,433
Retail — 5.7%
Bath & Body Works Inc.
6.75%, 07/01/36	2,621	2,608,249
6.88%, 11/01/35	3,839	3,871,839
Brinker International Inc., 8.25%, 07/15/30
(Call 07/15/26)(a)	1,412	1,473,294
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(a)	2,098	2,224,714
FirstCash Inc.
4.63%, 09/01/28 (Call 07/01/24)(a)	1,964	1,841,578
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	2,342	2,218,990
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	3,589	3,105,902
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	2,289	1,900,127
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	2,857	2,303,970
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 07/01/24)(a)(b)	2,237	2,154,018
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	1,109	1,055,113
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	5,963	4,689,312
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29 (Call 06/11/24)(a)	2,766	2,516,356
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	1,731	1,259,245
		33,222,707

Schedule of Investments (unaudited) (continued)	iShares® High Yield Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 1.1%
Dye & Durham Ltd., 8.63%, 04/15/29
(Call 04/15/26)(a)	$2,347	$2,376,307
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	2,382	2,277,233
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	1,899	1,654,541
		6,308,081
Telecommunications — 2.6%
Consolidated Communications Inc., 6.50%, 10/01/28
(Call 06/11/24)(a)(b)	3,869	3,268,768
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)(b)	1,308	1,128,395
6.00%, 01/15/30 (Call 10/15/24)(a)	2,400	2,079,966
6.75%, 05/01/29 (Call 07/01/24)(a)(b)	4,895	4,468,081
8.63%, 03/15/31 (Call 03/15/26)(a)	121	124,039
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,082	1,410,361
6.63%, 08/01/26	5,245	2,137,337
Millicom International Cellular SA, 4.50%, 04/27/31
(Call 04/27/26)(a)	648	557,027
		15,173,974
Trucking & Leasing — 0.7%
Fortress Transportation and Infrastructure
Investors LLC, 5.50%, 05/01/28 (Call 07/01/24)(a)	4,349	4,203,327

Total Long-Term Investments — 97.4%
(Cost: $567,240,863)		569,943,988
Security	Shares	Value

Short-Term Securities

Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	92,628,864	$92,656,653
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	2,480,000	2,480,000

Total Short-Term Securities — 16.3%
(Cost: $95,128,509)		95,136,653

Total Investments — 113.7%
(Cost: $662,369,372)		665,080,641

Liabilities in Excess of Other Assets — (13.7)%		(79,988,627)

Net Assets — 100.0%		$585,092,014

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,051,842	$—		$(12,375,636	)(a)	$(14,833)	$(4,720)	$92,656,653	92,628,864	$121,306	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	1,370,000	(a)	—		—	—	2,480,000	2,480,000	56,090		—
						$(14,833)	$(4,720)	$95,136,653		$177,396		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® High Yield Systematic Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$569,943,988	$—	$569,943,988
Short-Term Securities
Money Market Funds	95,136,653	—	—	95,136,653
	$95,136,653	$569,943,988	$—	$665,080,641

Portfolio Abbreviation

CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust